LIQUIDITY	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY	LIQUIDITY
These consolidated financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. The Company has incurred operating losses since its inception in
2009 and as a result has incurred $39,740 in accumulated deficit through December 31, 2024. The Company has financed its working capital requirements to date through the issuance of equity and debt securities. As of December 31, 2024, the Company had cash of approximately $5,028.
In connection with signing the Merger Agreement, the Company, GRI Operations and Altium Growth Fund, LP (Altium) entered into a Securities Purchase Agreement, dated December 13, 2022 (the Equity SPA), pursuant to which Altium agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes (as defined below) in return for the issuance of shares of GRI Operations common stock (GRI Operations Common Stock) immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, GRI Operations issued 4,387 shares of GRI Operations Common Stock (the Initial Shares) to Altium and 17,549 shares of GRI Operations Common Stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 164 shares of the Company’s Common Stock and the Additional Shares converted into an aggregate of 656 shares of the Company’s Common Stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and Altium authorized the escrow agent to, subject to beneficial ownership limitations, disburse to Altium all of the shares of the Company’s Common Stock issued in exchange for the Additional Shares.
On February 1, 2024, the Company entered into a securities purchase agreement (the Purchase Agreement), pursuant to which the Company agreed to issue and sell, in a public offering, (i) 1,495 shares (the February 2024 Shares) of Common Stock, (ii) 21,131 pre-funded warrants (the February 2024 Pre-Funded Warrants) exercisable for an aggregate of 21,131 shares of Common Stock, (iii) 22,631 Series B-1 common warrants (the Series B-1 Common Warrants) exercisable for an aggregate of 22,631 shares of Common Stock, and (iv) 22,631 Series B-2 common warrants (the Series B-2 Common Warrants, and together with the Series B-1 Common Warrants, the Series B Common Warrants) exercisable for an aggregate of 22,631 shares of Common Stock for net proceeds of $4,389, after deducting offering expenses of $1,110. The Series B Common Warrants together with the February 2024 Pre-Funded Warrants are referred to in this Registration Statement on Form S-1 (Registration Statement) as the “February 2024 Warrants.” The securities were offered in combinations of (a) one February 2024 Share or one February 2024 Pre-Funded Warrant, together with (b) one Series B-1 Common Warrant and one Series B-2 Common Warrant, for a combined purchase price of $243.10 (less $0.0221 for each February Pre-Funded Warrant).
The February 2024 Pre-Funded Warrants have been exercised in full. Each Series B-1 Common Warrant is exercisable into one share of Common Stock at a price per share of $243.10 and expires on February 6, 2029. Each Series B-2 Common Warrant is exercisable into one share of Common Stock at a price per share of $243.10 and expires on August 6, 2026.
In connection with the issuance of the securities pursuant to the Purchase Agreement, the exercise price of the Series A-1 Warrants was reduced to par, or $0.0001, per share pursuant to the terms of the Series A-1 Warrants. As of December 31, 2024, all of the Series A-1 Warrants have been exercised.
On May 20, 2024, the Company entered into an At The Market Offering Agreement (the Sales Agreement) with H.C. Wainwright & Co., LLC (Wainwright), pursuant to which the Company may sell and issue, subject to the limitations in the Sales Agreement, up to $10.0 million shares of Common Stock from time to time through Wainwright as its sales agent (the ATM Offering). Under the Sales Agreement, Wainwright is entitled to compensation of 3.0% of the gross offering proceeds of all shares of Common Stock sold through it pursuant to the Sales Agreement.
As of December 31, 2024, the Company has sold 325,618 shares of Common Stock in the ATM Offering at a weighted-average price of $11.07 per share, raising $3,605 of gross proceeds and net proceeds of $3,467, after deducting commissions to the sales agent and other ATM Offering related expenses. On December 20, 2024, the Company filed a prospectus supplement to its registration statement on Form S-3 (File No. 333-279348) to increase the amount of shares of Common Stock that the Company may offer and sell under the Sales Agreement and applicable registration statement to an aggregate offering price of up to $322, which amount does not include the shares of Common Stock having an aggregate gross sales price of approximately $3,605 that were sold under the
ATM Offering through December 31, 2024, in accordance with the limitations set forth in Instruction I.B.6 of Form S-3.
On June 26, 2024, the Company entered into a securities purchase agreement (the June 2024 Purchase Agreement), pursuant to which the Company agreed to issue and sell, in a public offering (the June 2024 Offering), (i) 3,529 shares (the June 2024 Shares) of Common Stock, (ii) 125,047 pre-funded warrants (the June 2024 Pre-Funded Warrants) exercisable for an aggregate of 125,047 shares of Common Stock, (iii) 128,577 Series C-1 common warrants (the Series C-1 Common Warrants) exercisable for an aggregate of 128,577 shares of Common Stock, and (iv) 128,577 Series C-2 common warrants (the Series C-2 Common Warrants, and together with the Series C-1 Common Warrants, the Series C Common Warrants) exercisable for an aggregate of 128,577 shares of Common Stock for net proceeds of $3,172, after deducting offering expenses of $1,057. The Series C Common Warrants together with the June 2024 Pre-Funded Warrants are referred to in this Registration Statement as the “June 2024 Warrants.” The securities were offered in combinations of (a) one June 2024 Share or one June 2024 Pre-Funded Warrant, together with (b) one Series C-1 Common Warrant and one Series C-2 Common Warrant, for a combined purchase price of $31.11 (less $0.0017 for each June 2024 Pre-Funded Warrant).
The June 2024 Pre-Funded Warrants have been exercised in full. Each Series C-1 Common Warrant is exercisable into one share of Common Stock at a price per share of $31.11 and expires on September 6, 2029. Each Series C-2 Common Warrant is exercisable into one share of Common Stock at a price per share of $31.11 and expires on March 6, 2026.
Wainwright acted as the exclusive placement agent for the June 2024 Offering. Pursuant to an engagement agreement (the June 2024 Engagement Agreement) with Wainwright, dated as of May 3, 2024, the Company, in connection with the June 2024 Offering, issued to Wainwright, or its designees, warrants to purchase up to an aggregate of 9,002 shares of Common Stock (the June 2024 PA Warrants). The June 2024 PA Warrants have an exercise price of $38.89 per share, will expire on June 26, 2029 and are exercisable beginning after September 6, 2024.
On October 21, 2024, the Company entered into letter agreements (the Repricing Letter Agreements) with certain holders (the Holders) of its issued and outstanding Series B Common Warrants to purchase an aggregate of 44,842 shares of its Common Stock, offering these Holders the opportunity to exercise all of their Series B Common Warrants for cash at a reduced exercise price equal to $17.00 per share. In addition, these Holders received new unregistered Series D-1 Warrants (the Series Common D-1 Warrants) exercisable for up to an aggregate of 44,839 shares of Common Stock and new unregistered Series D-2 Common Warrants (the Series D-2 Common Warrants and, together with the Series D-1 Common Warrants, the Series D Common Warrants) exercisable for up to an aggregate of 44,839 shares of Common Stock. The Series D Common Warrants are immediately exercisable and have an exercise price of $17.00 per share. The Series D-1 Common Warrants expire on October 22, 2029, and the Series D-2 Common Warrants expire on April 22, 2026. We refer to this transaction as the “Warrant Repricing Transaction.”
Wainwright acted as the exclusive placement agent for the Warrant Repricing Transaction pursuant to an engagement agreement between the Company and Wainwright, dated as of October 21, 2024 (the October 2024 Engagement Agreement). As compensation for such placement agent services, the Company agreed to pay Wainwright an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from the Warrant Repricing Transaction, plus a management fee equal to 1.0% of the gross proceeds received by the Company from the Warrant Repricing Transaction, and reimbursement for accountable expenses of $25,000 and non-accountable expenses of $10,000. The Company has also issued to Wainwright or its designees warrants to purchase up to an aggregate of 3,140 shares of Common Stock (the October 2024 PA Warrants). The October 2024 PA Warrants are immediately exercisable, expire on October 22, 2029 and have an exercise price of $21.25 per share.
The gross proceeds to the Company from the exercise of the Series B Common Warrants were $762 prior to deducting placement agent fees and offering expenses of $154. The issuance under the Repricing Letter Agreements represented $1,911 in additional value provided to the investors, which was recorded as a deemed dividend to common stockholders.
Based on the Company’s current operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the second quarter of 2025.
The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its business activities, including its research and development program. The Company intends to raise capital through additional issuances of equity securities and/or short-term or long-term debt arrangements, but there can be no assurances any such financing will be available when needed, even if the Company’s research and development efforts are successful. If the Company is not able to obtain additional financing on acceptable terms and in the amounts necessary to fully fund its future operating requirements, it may be forced to reduce or discontinue its operations entirely. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.
LIQUIDITY
These unaudited interim consolidated financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. The Company has incurred operating losses since its inception in 2009 and as a result has incurred $49,037 in accumulated deficit through September 30, 2025. The Company has financed its working capital requirements to date through the issuance of equity and debt securities. As of September 30, 2025, the Company had cash and cash equivalents of approximately $4,055.
On February 1, 2024, the Company entered into a securities purchase agreement (the February 2024 Purchase Agreement), pursuant to which the Company issued and sold Common Stock, pre-funded warrants and common warrants in a public offering (the February 2024 Offering) for net proceeds of $4,389, after deducting offering expenses of $1,110.
On May 20, 2024, the Company entered into an At The Market Offering Agreement (the Sales Agreement) with H.C. Wainwright & Co., LLC (Wainwright), pursuant to which the Company may sell and issue, subject to the limitations in the Sales Agreement, up to $10.0 million shares of Common Stock from time to time through Wainwright as its sales agent (the ATM Offering). Under the Sales Agreement, Wainwright is entitled to compensation of 3.0% of the gross offering proceeds of all shares of Common Stock sold through it pursuant to the Sales Agreement. As of September 30, 2025, the Company has sold 1,680,099 shares of Common Stock in the ATM Offering at a weighted-average price of $3.67 per share, for net proceeds of $5,858, after deducting commissions to the sales agent and other ATM Offering related expenses of $308.
On June 26, 2024, the Company entered into a securities purchase agreement (the June 2024 Purchase Agreement), pursuant to which the Company issued and sold Common Stock, pre-funded warrants and common warrants, in a public offering (the June 2024 Offering), for net proceeds of $3,172, after deducting offering expenses of $1,057.
On October 21, 2024, the Company entered into letter agreements (the Repricing Letter Agreements) with certain holders (the Holders) of certain of its issued and outstanding common warrants to purchase shares of its Common Stock, pursuant to which these Holders exercised their common warrants for cash at a reduced exercise price. In addition, these Holders received new unregistered common warrants. The net proceeds to the Company from the exercise of the common warrants were $609, after deducting placement agent fees and offering expenses of $154.
On April 1, 2025, the Company entered into a securities purchase agreement (the April 2025 Purchase Agreement), pursuant to which the Company issued and sold Common Stock, pre-funded warrants and common warrants, in a public offering (the April 2025 Offering), for net proceeds of $4,020, after deducting offering expenses of $979.
Based on the Company’s current operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the first quarter of 2026.
The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its business activities, including its research and development program. The Company intends to raise capital through additional issuances of equity securities and/or short-term or long-term debt arrangements, but there can be no assurances any such financing will be available when needed, even if the Company’s research and development efforts are successful. If the Company is not able to obtain additional financing on acceptable terms and in the amounts necessary to fully fund its future operating requirements, it may be forced to reduce or discontinue its operations entirely. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these unaudited interim consolidated financial statements. These unaudited interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.